T. ROWE PRICE Equity Income Portfolio
September 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.0%
COMMUNICATION SERVICES 4.5%
Diversified Telecommunication
Services 0.8%
AT&T  64,010 962
Verizon Communications  126,702 4,106
5,068
Entertainment 1.1%
Walt Disney (1) 93,204 7,554
7,554
Interactive Media & Services 0.2%
Meta Platforms, Class A (1) 4,600 1,381
1,381
Media 2.4%
Comcast, Class A  66,333 2,941
News, Class A  597,630 11,989
News, Class B  64,303 1,342
16,272
Total Communication Services 30,275
CONSUMER DISCRETIONARY 2.7%
Broadline Retail 0.4%
Kohl's  126,593 2,653
2,653
Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands  123,562 5,664
5,664
Leisure Products 0.7%
Mattel (1) 208,020 4,583
4,583
Specialty Retail 0.8%
Best Buy  40,156 2,790
TJX  28,443 2,528
5,318
Total Consumer Discretionary 18,218
CONSUMER STAPLES 8.3%
Beverages 0.4%
Constellation Brands, Class A  11,900 2,991
2,991
Consumer Staples Distribution &
Retail 1.3%
Dollar General  12,500 1,322
Walmart  48,682 7,786
9,108
Food Products 2.2%
Conagra Brands  303,601 8,325
Mondelez International, Class A  14,969 1,039
Tyson Foods, Class A  114,626 5,787
15,151
Household Products 1.6%
Colgate-Palmolive  55,014 3,912
Shares $ Value
(Cost and value in $000s)
‡
Kimberly-Clark  59,894 7,238
11,150
Personal Care Products 0.9%
Kenvue  312,672 6,278
6,278
Tobacco 1.9%
Philip Morris International  135,100 12,508
12,508
Total Consumer Staples 57,186
ENERGY 9.6%
Oil, Gas & Consumable Fuels 9.6%
Chevron  15,070 2,541
Enbridge  86,100 2,858
EOG Resources  53,396 6,769
EQT  71,395 2,897
Exxon Mobil  97,520 11,466
Hess  45,945 7,030
Suncor Energy  83,600 2,874
TC Energy  112,820 3,882
TotalEnergies (EUR)  276,025 18,148
TotalEnergies, ADR  60,041 3,948
Williams  69,300 2,335
Total Energy 64,748
FINANCIALS 21.7%
Banks 7.8%
Bank of America  112,475 3,080
Citigroup  73,962 3,042
Fifth Third Bancorp  280,906 7,115
Huntington Bancshares  591,011 6,147
JPMorgan Chase  47,089 6,829
PNC Financial Services Group  6,571 807
U.S. Bancorp  209,716 6,933
Wells Fargo  468,436 19,140
53,093
Capital Markets 2.5%
Bank of New York Mellon  29,500 1,258
Carlyle Group  51,600 1,556
Charles Schwab  148,789 8,169
Goldman Sachs Group  6,286 2,034
Morgan Stanley  36,323 2,966
State Street  10,615 711
16,694
Financial Services 3.2%
Apollo Global Management  26,021 2,336
Equitable Holdings  406,131 11,530
Fiserv (1) 66,324 7,492
21,358
Insurance 8.2%
American International Group  280,109 16,975
Chubb  71,277 14,838
Hartford Financial Services Group  93,155 6,606
Loews  113,327 7,175

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
MetLife  163,685 10,297
55,891
Total Financials 147,036
HEALTH CARE 16.5%
Biotechnology 1.3%
AbbVie  45,393 6,766
Biogen (1) 8,506 2,186
8,952
Health Care Equipment &
Supplies 4.7%
Becton Dickinson & Company  55,750 14,413
GE HealthCare Technologies  53,436 3,636
Medtronic  84,495 6,621
Zimmer Biomet Holdings  66,100 7,418
32,088
Health Care Providers &
Services 5.1%
Cardinal Health  13,300 1,155
Centene (1) 21,580 1,486
Cigna Group  26,271 7,515
CVS Health  112,709 7,869
Elevance Health  35,726 15,556
Humana  2,100 1,022
34,603
Pharmaceuticals 5.4%
AstraZeneca, ADR  66,200 4,483
Johnson & Johnson  58,038 9,039
Merck  60,357 6,214
Pfizer  204,425 6,781
Sanofi (EUR)  47,111 5,058
Sanofi, ADR  13,900 746
Viatris  437,400 4,313
36,634
Total Health Care 112,277
INDUSTRIALS & BUSINESS
SERVICES 11.6%
Aerospace & Defense 2.9%
Boeing (1) 46,476 8,908
L3Harris Technologies  62,622 10,904
19,812
Air Freight & Logistics 1.1%
United Parcel Service, Class B  49,746 7,754
7,754
Commercial Services &
Supplies 0.5%
Stericycle (1) 81,757 3,655
3,655
Ground Transportation 1.1%
Norfolk Southern  18,900 3,722
Union Pacific  16,534 3,367
7,089
Industrial Conglomerates 3.6%
3M  14,800 1,385
Shares $ Value
(Cost and value in $000s)
‡
General Electric  143,909 15,909
Siemens (EUR)  48,820 6,977
24,271
Machinery 1.5%
Cummins  8,700 1,988
Flowserve  22,166 881
Stanley Black & Decker  89,063 7,444
10,313
Passenger Airlines 0.9%
Southwest Airlines  214,437 5,805
5,805
Total Industrials & Business Services 78,699
INFORMATION TECHNOLOGY 7.8%
Communications Equipment 0.2%
Cisco Systems  27,928 1,501
1,501
Electronic Equipment, Instruments
& Components 0.4%
TE Connectivity  20,720 2,560
2,560
IT Services 0.5%
Accenture, Class A  11,405 3,503
3,503
Semiconductors & Semiconductor
Equipment 4.3%
Applied Materials  53,229 7,370
QUALCOMM  145,258 16,132
Texas Instruments  35,898 5,708
29,210
Software 1.6%
Microsoft  34,997 11,050
11,050
Technology Hardware, Storage &
Peripherals 0.8%
Samsung Electronics (KRW)  100,125 5,062
5,062
Total Information Technology 52,886
MATERIALS 3.9%
Chemicals 2.5%
CF Industries Holdings  168,257 14,426
International Flavors & Fragrances  24,206 1,650
RPM International  8,100 768
16,844
Containers & Packaging 1.4%
International Paper  257,739 9,142
9,142
Total Materials 25,986
REAL ESTATE 3.9%
Health Care Real Estate Investment
Trusts 0.2%
Welltower, REIT  16,100 1,319
1,319

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Office Real Estate Investment
Trusts 0.0%
Vornado Realty Trust, REIT  11,600 263
263
Residential Real Estate Investment
Trusts 1.4%
Equity Residential, REIT  161,496 9,481
9,481
Specialized Real Estate Investment
Trusts 2.3%
Rayonier, REIT  182,752 5,201
Weyerhaeuser, REIT  346,465 10,623
15,824
Total Real Estate 26,887
UTILITIES 6.4%
Electric Utilities 3.7%
NextEra Energy  79,800 4,572
PG&E (1) 58,100 937
Southern  300,312 19,436
24,945
Multi-Utilities 2.7%
Ameren  37,009 2,770
Dominion Energy  201,484 9,000
NiSource  42,294 1,044
Sempra  82,716 5,627
18,441
Total Utilities 43,386
Total Miscellaneous Common
Stocks  0.1% (2) 579
Total Common Stocks (Cost
$501,693) 658,163
CONVERTIBLE PREFERRED STOCKS 0.3%
UTILITIES 0.3%
Electric Utilities 0.2%
NextEra Energy, 6.926%, 9/1/25  29,299 1,115
1,115
Multi-Utilities 0.1%
NiSource, 7.75%, 3/1/24  6,859 670
670
Total Utilities 1,785
Total Convertible Preferred Stocks
(Cost $2,114) 1,785
PREFERRED STOCKS 1.5%
CONSUMER DISCRETIONARY 1.5%
Automobiles 1.5%
Dr Ing hc F Porsche (EUR)  47,938 4,498
Shares $ Value
(Cost and value in $000s)
‡
Volkswagen (EUR)  50,774 5,834
Total Consumer Discretionary 10,332
Total Preferred Stocks (Cost
$12,140) 10,332
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve
Fund, 5.40% (3)(4) 7,099,874 7,100
Total Short-Term Investments (Cost
$7,100) 7,100
Total Investments in
Securities 99.8%
(Cost $523,047) $ 677,380
Other Assets Less Liabilities 0.2% 1,073
Net Assets 100.0% $ 678,453

T. ROWE PRICE Equity Income Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 293++
Totals $ —# $ — $ 293+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government Reserve Fund, 5.40% $ 8,005  ¤  ¤ $ 7,100
Total $ 7,100^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $293 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $7,100.

T. ROWE PRICE Equity Income Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Income Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-
end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Equity Income Portfolio

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E300-054Q3 09/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 622,918 $ 35,245 $ — $ 658,163
Convertible Preferred Stocks — 1,785 — 1,785
Preferred Stocks — 10,332 — 10,332
Short-Term Investments 7,100 — — 7,100
Total $ 630,018 $ 47,362 $ — $ 677,380